Transactions With Related Parties (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2022 USD ($)
Disclosure Of Related Party Text Block Abstract
Loan with non-controlled companies	$ 27,544	$ 1,174	$ 2,286
Exceed amount (in Dollars)				$ 82,654